Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables (Details) [Line Items]
Other financial assets	$ 536	$ 17,947
Provision expense	$ 219,256
Bottom of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Trade receivables term	30 days
Top of Range [Member]
Trade and Other Receivables (Details) [Line Items]
Trade receivables term	120 days